Related-Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of loan agreement through credit facility

	December 31, 2023	December 31, 2022
Accounts receivable
Current:
Sanitation services (ii)	169,515	144,937
Allowance for losses	(50,498)	(49,595)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (iii) and (iv)	36,241	13,376
- GESP Agreement – 2015 (vi)	106,022	97,075

Total current	261,280	205,793

Noncurrent:
Agreement for the installment payment of sanitation services	1,361	1,361
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (vi)	933,911	949,589

Total noncurrent	935,272	950,950

Total receivables	1,196,552	1,156,743

Assets:
Sanitation services	120,378	96,703
Reimbursement of additional retirement and pension benefits (G0)	1,076,174	1,060,040

Total	1,196,552	1,156,743

Liabilities:
Interest on capital payable	420,564	372,550

Schedule of loan agreement through credit facility

	2023	2022	2021

Revenue from sanitation services	775,988	661,955	522,608
Payments received from related parties	(741,089)	(632,501)	(439,349)

Payment received from reimbursement referring to Law 4,819/58	(189,713)	(186,690)	(179,787)